THE TOPIARY FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
                                345 Park Avenue
                           New York, New York 10154





                                August 3, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Division of Investment Management

      Re: The Topiary Fund for Benefit Plan Investors (BPI) LLC Post-Effective Amendment No. 4 to the
               Registration Statement on Form N-2A
               (File Nos. 333-111561 and 811-21480)
               -----------------------------------------------------

Ladies and Gentleman:

            Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Topiary Fund for Benefit Plan Investors (BPI) LLC, (the "Fund') hereby certifies that:

      1. the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2A;

      2. the text of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-2A was filed electronically with the Securities and Exchange Commission on July 26, 2006.

                                    Very truly yours,

                                    The Topiary Fund for Benefit Plan Investors
                                    (BPI) LLC



                                    By: _______*______________
                                        Name: Pamela Kiernan
                                        Title: President

* By:    / s / Carla Teodoro
         ---------------------
         Carla Teodoro,
         as attorney-in-fact